Matthews India Active ETFSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 101.6%
	Shares	Value
Financials: 31.1%
Banks: 18.5%
HDFC Bank, Ltd.	70,002	$749,779
ICICI Bank, Ltd.	34,386	522,052
State Bank of India	15,038	147,765
Axis Bank, Ltd.	9,840	125,409
Kotak Mahindra Bank, Ltd.	5,362	120,340
Federal Bank, Ltd.	26,520	57,626
HDFC Bank, Ltd. ADR	900	30,744
		1,753,715
Consumer Finance: 8.7%
Bajaj Finance, Ltd.	38,960	438,312
Shriram Finance, Ltd.	44,166	306,465
Cholamandalam Investment and Finance Co., Ltd.	4,265	77,376
		822,153
Insurance: 2.8%
Max Financial Services, Ltd.[b]	8,902	158,000
ICICI Lombard General Insurance Co., Ltd.[c,d]	2,825	60,128
PB Fintech, Ltd.[b]	2,210	42,364
		260,492
Capital Markets: 1.1%
Nippon Life India Asset Management, Ltd.[c,d]	5,395	52,763
360 ONE WAM, Ltd.	4,164	48,023
		100,786
Total Financials		2,937,146

Consumer Discretionary: 30.7%
Hotels, Restaurants & Leisure: 15.5%
Eternal, Ltd.[b]	194,227	712,037
Swiggy, Ltd.[b]	109,027	519,356
Le Travenues Technology, Ltd.[b,d]	77,078	230,222
		1,461,615
Automobiles: 8.2%
Mahindra & Mahindra, Ltd.	7,169	276,704
Eicher Motors, Ltd.	2,809	221,632
TVS Motor Co., Ltd.	4,295	166,341
Maruti Suzuki India, Ltd.	633	114,275
		778,952
Specialty Retail: 3.4%
Thanga Mayil Jewellery, Ltd.	14,120	320,205
Textiles, Apparel & Luxury Goods: 2.9%
Campus Activewear, Ltd.	65,549	199,034
Titan Co., Ltd.	1,892	71,748
		270,782
Household Durables: 0.7%
Crompton Greaves Consumer Electricals, Ltd.	21,380	70,144
Total Consumer Discretionary		2,901,698

Health Care: 7.5%
Pharmaceuticals: 4.7%
Neuland Laboratories, Ltd.	1,340	220,419
Amrutanjan Health Care, Ltd.	15,273	122,750

	Shares	Value
Sun Pharmaceutical Industries, Ltd.	2,670	$47,943
Lupin, Ltd.	2,218	47,745
		438,857
Health Care Providers & Services: 2.4%
Metropolis Healthcare, Ltd.[b,c,d]	5,878	134,788
Yatharth Hospital & Trauma Care Services, Ltd.[b,d]	11,217	93,638
		228,426
Life Sciences Tools & Services: 0.4%
Divi’s Laboratories, Ltd.	621	39,793
Total Health Care		707,076

Consumer Staples: 7.4%
Food Products: 3.3%
Marico, Ltd.	25,364	199,224
Tata Consumer Products, Ltd.	8,954	113,886
		313,110
Personal Care Products: 2.8%
Hindustan Unilever, Ltd.	6,990	197,949
Godrej Consumer Products, Ltd.	4,865	63,938
		261,887
Tobacco: 0.8%
ITC, Ltd.	17,862	80,781
Beverages: 0.5%
Varun Beverages, Ltd.	8,661	43,281
Total Consumer Staples		699,059

Information Technology: 7.0%
IT Services: 5.1%
Infosys, Ltd.	16,382	266,020
Coforge, Ltd.	4,731	84,774
Persistent Systems, Ltd.	1,540	83,644
Tata Consultancy Services, Ltd.	1,430	46,520
		480,958
Electronic Equipment, Instruments & Components: 1.2%
Avalon Technologies, Ltd.[b,c,d]	9,975	113,373
Software: 0.7%
AurionPro Solutions, Ltd.	5,375	69,012
Total Information Technology		663,343

Industrials: 6.9%
Electrical Equipment: 1.3%
TD Power Systems, Ltd.	10,528	70,059
Bharat Heavy Electricals, Ltd.	12,778	34,316
Elecon Engineering Co., Ltd.	2,948	18,856
		123,231
Passenger Airlines: 1.3%
InterGlobe Aviation, Ltd.[c,d]	1,895	119,402
Construction & Engineering: 1.0%
Techno Electric & Engineering Co., Ltd.	6,514	97,825

Matthews India Active ETFSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Professional Services: 1.0%
Latent View Analytics, Ltd.[b]	19,794	$91,057
Building Products: 1.0%
Prince Pipes & Fittings, Ltd.	25,267	90,979
Air Freight & Logistics: 0.7%
Delhivery, Ltd.[b]	13,229	67,055
Machinery: 0.6%
Cummins India, Ltd.	1,125	49,751
Thermax, Ltd.	257	9,176
		58,927
Total Industrials		648,476

Materials: 4.5%
Metals & Mining: 2.1%
Mishra Dhatu Nigam, Ltd.[c,d]	26,398	112,146
Shivalik Bimetal Controls, Ltd.	15,545	87,539
		199,685
Construction Materials: 1.5%
UltraTech Cement, Ltd.	998	137,377
Chemicals: 0.9%
Asian Paints, Ltd.	3,267	86,469
Total Materials		423,531

Energy: 3.4%
Oil, Gas & Consumable Fuels: 3.4%
Reliance Industries, Ltd.	20,833	320,043
Total Energy		320,043

Communication Services: 3.1%
Wireless Telecommunication Services: 3.1%
Bharti Airtel, Ltd.	14,122	298,763
Total Communication Services		298,763

TOTAL COMMON EQUITIES		9,599,135
(Cost $8,086,366)
PREFERRED EQUITIES: 0.0%
Consumer Discretionary: 0.0%
Automobiles: 0.0%
TVS Motor Co., Ltd., Pfd.[b,e]	17,180	2,032
Total Consumer Discretionary		2,032

TOTAL PREFERRED EQUITIES		2,032
(Cost $0)
SHORT-TERM INVESTMENTS: 0.6%
	Shares	Value
Money Market Funds: 0.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[f]	61,320	$61,320
(Cost $61,320)

Total Investments: 102.2%		9,662,487
(Cost $8,147,686)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (2.2%)		(211,394)
Net Assets: 100.0%		$9,451,093

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $592,600, which is 6.27% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $2,032 and 0.02% of net assets.
f	Rate shown is the current yield as of September 30, 2025.
ADR	American Depositary Receipt
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).